PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019	2018
Cost:
Machinery and equipment	35,999	33,048
Leasehold improvements	8,917	8,169
Motor vehicles	77	68
Office furniture and equipment	799	704

	45,792	41,989
Accumulated depreciation:
Machinery and equipment	(30,349)	(27,689)
Leasehold improvements	(8,019)	(7,089)
Motor vehicles	(59)	(49)
Office furniture and equipment	(604)	(539)

	(39,031)	(35,366)

Depreciated cost	6,761	6,623

Depreciation expense for the years ended December 31, 2019, 2018 and 2017 were $1,508, $1,649 and $1,722, respectively.